Material Loss or Profit	12 Months Ended
Dec. 31, 2019
Profit Loss [Abstract]
Material Loss or Profit
10.	Material Loss or Profit

The group has identified a number of items which are material due to the significance of their nature and/or amount. These are listed separately here to provide a better understanding of the financial performance of the group (in thousands):

	Note	2017	2018	2019
Leases (2017 and 2018: operating leases)		$18,162	$19,244	$9,449
Research and development costs expensed		5,102	12,455	66,024
Loss/(Gain) on disposal of non-current assets		42	1,028	(144)
Amortization—Intangible assets	15	7,332	16,199	85,055
Right of use assets depreciation	17	-	-	19,564
Transaction related legal and advisory expenses		680	-	15,374
Change in fair value of put and call option liabilities		3,300	-	(43,247)
Change in fair value of acquisition related consideration		-	-	21,526

Following the adoption of IFRS 16 by the Group from January 1, 2019, lease contracts are accounted for by recognized a right-of-use asset and a corresponding liability and are then charged to profit and loss via depreciation and finance cost, as described in Note 2. Therefore, the leases disclosed in the table above as an expense in profit or loss, arise from payments associated with short-term leases and leases of low-value assets, recognized in profit and loss on a straight-line basis. Short-term leases are leases with a lease term of 12 months or less, while low-value assets comprise IT-equipment and small items of office furniture.